SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2016
Significant Accounting Policies Tables
Cost of the assets over their estimated useful lives.
Computer and software	5 years
Furniture and fittings	10 years
Office equipment	10 years
Renovation and improvements	10 years
Building	95 years

Exchange rate used for the translation as follows:
	Period End	Average
US$ to MYR	Rate	Rate
June 30, 2016	4.0292	4.0963
December 31, 2015	4.2942	3.8976
June 30, 2015	3.7757	3.6489